CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues	€ 3,916	€ 5,050	€ 7,800	€ 10,615
Cost of sales	(2,901)	(3,524)	(5,630)	(7,176)
Gross profit	1,015	1,526	2,170	3,439
Selling expenses	(1,305)	(1,762)	(2,841)	(3,438)
Administrative expenses	(1,841)	(1,585)	(3,217)	(3,024)
Research and development expenses	(1,620)	(1,702)	(3,255)	(3,407)
Other operating expenses	(709)	(818)	(1,368)	(434)
Other operating income	503	148	1,035	729
Thereof income (expense) from changes in impairment allowance included in other operating income (expense)	21	124	(15)	152
Operating loss	(3,957)	(4,193)	(7,476)	(6,135)
Finance expense	(1,316)	(306)	(822)	(623)
Finance income	144	621	631	278
Financial result	(1,172)	315	(191)	(345)
Loss before income taxes	(5,129)	(3,878)	(7,667)	(6,480)
Income tax income (expense)	6	(41)	(57)	(55)
Net loss	(5,123)	(3,919)	(7,724)	(6,535)
Other comprehensive income (loss) that may be reclassified subsequently to profit or loss	395	416	812	16
Total comprehensive loss	(4,728)	(3,503)	(6,912)	(6,519)
Loss attributable to:
Owner of the Company	(5,126)	(3,824)	(7,682)	(6,436)
Non-controlling interests	3	(95)	(42)	(99)
Net loss	(5,123)	(3,919)	(7,724)	(6,535)
Total comprehensive loss attributable to:
Owner of the Company	(4,731)	(3,408)	(6,870)	(6,420)
Non-controlling interests	3	(95)	(42)	(99)
Total comprehensive loss	€ (4,728)	€ (3,503)	€ (6,912)	€ (6,519)
Weighted average number of ordinary shares outstanding (in shares)	4,836,000	4,836,000	4,836,000	4,836,000
Loss per share - basic/ diluted (in EUR per share)	€ (1.06)	€ (0.79)	€ (1.59)	€ (1.33)